OPERATING EXPENSES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
General and administrative expenses	$ 27,645	$ 24,291	$ 19,519
Third Party Consulting
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
General and administrative expenses		180
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
General and administrative expenses	13,108	10,802	7,981
Employer contributions	$ 1,065	$ 681	$ 723